OTHER LIABILITIES - Components of pension expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined benefit pension plan expense
Current service cost	$ 2,976	$ 2,624
Past service cost		5,351
Administrative expenses	120	130
Interest cost on defined benefit obligation	1,797	1,240
Interest on assets	(87)	(72)
Pension expense	$ 4,806	$ 9,273